Allianz RCM All Alpha Fund (Prospectus Summary): | Allianz RCM All Alpha Fund
ALLIANZ FUNDS MULTI-STRATEGY TRUST

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 13, 2012
to the Statutory Prospectus for Institutional Class and Classes D and P Shares of Allianz Funds Multi-
Strategy Trust
Dated April 2, 2012 (as supplemented thereafter)

Disclosure Relating to the Allianz RCM All Alpha Fund

The Examples in the section of the Prospectus titled, “Fees and Expenses of the Fund” are restated as follows:

Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz RCM All Alpha Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	242	1,530	2,782	5,768
Class P	252	1,981	3,583	7,088
Class D	277	1,699	3,062	6,226